PYXIS FUNDS I

Pyxis Long/Short Equity Fund

Pyxis Long/Short Healthcare Fund

Pyxis Floating Rate Opportunities Fund

Class A, B, C and Z Shares

Supplement dated July 6, 2012 to the Class A, Class B and Class C Shares Prospectus and the Class Z Shares

Prospectus, each dated November 1, 2011, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Certain changes were made to the composition of the Board of Trustees of Pyxis Funds I (the “Board”), all of which were approved by the Board at a meeting held on June 8, 2012, and effective as of that date. The changes include the resignation of R. Joseph Dougherty as a Trustee of the Funds in connection with his departure from Pyxis Capital, L.P., the adviser to the Funds (“Pyxis”). Ethan Powell, the Executive Vice President of Pyxis, was appointed to replace Mr. Dougherty. In addition, Mr. Powell was elected Executive Vice President of the Funds. He was previously Secretary of the Funds, and continues to hold that position. The Board also elected Scott F. Kavanaugh, a current independent trustee of the Funds, as Chairman of the Board. The Prospectuses are hereby amended accordingly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS I

Pyxis Long/Short Equity Fund

Pyxis Long/Short Healthcare Fund

Pyxis Floating Rate Opportunities Fund

Class A, B, C and Z Shares

Supplement dated July 6, 2012 to the Class A, Class B, Class C and Class Z Statement of Additional

Information, dated November 1, 2011, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Certain changes were made to the composition of the Board of Trustees of Pyxis Funds I (the “Board”), all of which were approved by the Board at a meeting held on June 8, 2012, and effective as of that date. The changes include the resignation of R. Joseph Dougherty as a Trustee of the Funds in connection with his departure from Pyxis Capital, L.P., the adviser to the Funds (“Pyxis”). Ethan Powell, the Executive Vice President of Pyxis, was appointed to replace Mr. Dougherty. In addition, Mr. Powell was elected Executive Vice President of the Funds. He was previously Secretary of the Funds, and continues to hold that position. The Board also elected Scott F. Kavanaugh, a current independent trustee of the Funds, as Chairman of the Board. The Statement of Additional Information is amended accordingly, and as described below.

Management

Effective June 8, 2012, all references to R. Joseph Dougherty are deleted. Effective June 8, 2012, the biographical information regarding Scott F. Kavanaugh and Ethan Powell in the table within the section titled “Management” on pages 20-22 of the Statement of Additional Information is amended and restated as follows:

Name and Age	Positions(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Pyxis Fund Complex Overseen by Trustee(1)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES
Scott F. Kavanaugh (Age 50)	Trustee and Chairman of the Board	Indefinite Term; Trustee since inception in 2006; Chairman of the Board since June 2012	Vice-Chairman, President and Chief Executive Officer at Keller Financial Group since September 2007; Chairman and Chief Executive Officer at First Foundation Bank since September 2007; Vice-Chairman, President and Chief Operating Officer of First Foundation, Inc. (holding company) since September 2007; and private investor since February 2004.	21	None	Significant experience on this and/or other boards of directors/trustees; significant executive experience including current and past service as chairman and chief executive officer of a bank; other financial industry and banking experience.

INTERESTED TRUSTEE
Ethan Powell(2) (Age 36)	Trustee; Executive Vice President and Secretary	Indefinite Term; Trustee and Executive Vice President since June 2012; Secretary since November 2010	Senior Retail Fund Analyst of HCM since 2007 and of Pyxis since its inception; Secretary of the funds in the Pyxis Fund Complex since November 2010; Manager in the Merger and Acquisitions Division at Ernst &Young from 1999 to 2007.	21	None	Positions and experience at Pyxis and HCM; continuing service as Secretary of the Trust; significant executive and financial experience.

Name and Age	Position(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
OFFICERS
Ethan Powell (Age 36)	Trustee; Executive Vice President and Secretary	Indefinite Term; Trustee and Executive Vice President since June 2012; Secretary since November 2010

Senior Retail Fund

Analyst of HCM since

2007 and of Pyxis since its inception; Secretary of the funds in the Pyxis Fund Complex since November 2010; Manager in the

Merger and

Acquisitions

Division at Ernst &Young from 1999 to 2007.

(1)	The “Pyxis Fund Complex” consists of all of the registered investment companies advised by the Adviser as of the date of this SAI.
(2)	Mr. Powell is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.

Trustees’ Compensation

Effective June 8, 2012, the following information is added to the table within the section titled “Management – Trustees’ Compensation” on page 23 of the Statement of Additional Information.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Funds’ Expense	Estimated Annual Benefits Upon Retirement	Total Compensation From the Pyxis Funds Complex
Interested Trustee
Ethan Powell	$0	$0	$0	$0

Board Structure and Leadership

Effective June 8, 2012, the paragraph in the section titled “Management – Role of the Board, Leadership Structure and Risk Oversight – Board Structure and Leadership” on page 24 of the Statement of Additional Information is amended and restated as follows:

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of five Trustees, four of whom (including the Chairman) are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The remaining Trustee, Mr. Powell, also serves as Executive Vice President and Secretary of the Trust, and as such he participates in the oversight of the Trust’s day-to-day business affairs. Mr. Powell is an “interested person” of the Trust (an “Interested Trustee”) because of his position with Pyxis. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees, each of which is comprised exclusively of all of the Independent Trustees and each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Governance Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.

Governance Committee

Effective June 8, 2012, the paragraph titled “Management – Role of the Board, Leadership Structure and Risk Oversight – Nominating Committee” on page 24 of the Statement of Additional Information is amended and restated as follows:

Governance Committee. The Governance Committee’s function is to oversee and make recommendations to the full Board with respect to governance of the Fund, selection and nomination of Trustees, compensation of Trustees, and related matters. The Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, 200 Crescent Court, Suite 700, Dallas, Texas 75201. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Governance Committee. The Governance Committee is comprised of all of the Fund’s Trustees. The Governance Committee was established in June 2012 to replace the Nominating Committee and did not meet during the fiscal year ended June 30, 2011. The Nominating Committee did not meet during the fiscal year ended June 30, 2011. Scott Kavanaugh acts as the Chairman of the Governance Committee.

Qualified Legal Compliance Committee

Effective June 8, 2012, the last paragraph in the section titled “Management – Role of the Board, Leadership Structure and Risk Oversight – Qualified Legal Compliance Committee” on page 25 of the Statement of Additional Information is amended and restated as follows:

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including having an Independent Chairman and the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing Committees, each of whose meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) Mr. Powell’s position with the Adviser, which enhances the Board’s understanding of the operations of the Adviser.

Share Ownership

Effective June 8, 2012, the following information in the table within the section titled “Management – Share Ownership” on page 26 of the Statement of Additional Information is added to the table:

Name of Trustee	Dollar Range of Equity Securities Owned in Floating Rate	Dollar Range of Equity Securities Owned in Long/Short Equity Fund	Dollar Range of Equity Securities Owned in Long/Short Healthcare Fund	Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in the
	Opportunities Fund			Pyxis Fund Complex
Interested Trustee
Ethan Powell	$1-10,000	$0	$0	$1-10,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE